Restricted Cash - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 4.0	$ 3.9	$ 5.3
Proceeds from Sale of Property Plant and Equipment
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		0	0.9
Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		3.8	4.1
Letter of Credit | Ryerson China
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 0.1	$ 0.3